Note 36 - Related Party Transactions - Compensation Expense of Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation Expense of Key Management Personnel [Abstract]
Short-term employee benefits	€ 37	€ 37	€ 36
Post-employment benefits	7	5	7
Other long-term benefits	17	15	10
Termination benefits	0	2	6
Share-based payment	18	17	15
Total	€ 79	€ 76	€ 74